Segmented information (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	$ 18,222	$ 10,881
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	986	1,282
Barbados
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	7,105	$ 9,599
United States
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	$ 10,131